Summary of Significant Accounting Policies (Details) - Schedule of consolidated balance sheets - CNY (¥) ¥ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Other Entities that are Consolidated [Member]
Condensed Financial Statements, Captions [Line Items]
Intercompany receivables	¥ 22,734	¥ 3,670,240
Current assets excluding intercompany receivables	200,902	6,239
Current assets	223,636	3,676,479
Non-current assets excluding investment in subsidiaries		191
Non-current assets		191
Total assets	223,636	6,430
Intercompany payables	196,336	5,301,895
Current liabilities excluding intercompany payables	25,979	3,613
Current liabilities	222,315	5,305,508
Non-current liabilities		22,643
Total liabilities	222,315	26,256
Total shareholders’ equity (net assets)	1,321	(19,826)
WFOE that is the Primary Beneficiary of the VIE [Member]
Condensed Financial Statements, Captions [Line Items]
Intercompany receivables		3,608,176
Current assets excluding intercompany receivables	18,354	59,187
Current assets	18,354	3,667,363
Non-current assets excluding investment in subsidiaries		15,038
Non-current assets		15,038
Total assets	18,354	74,225
Intercompany payables		3,208,560
Current liabilities excluding intercompany payables	18,264	4,370
Current liabilities	18,264	3,212,930
Non-current liabilities
Total liabilities	18,264	4,370
Total shareholders’ equity (net assets)	90	69,855
Meta Data Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Intercompany receivables	173,602	2,081,389
Current assets excluding intercompany receivables	15,669	107,771
Current assets	189,271	2,189,160
Non-current assets excluding investment in subsidiaries
Non-current assets
Total assets	189,271	107,771
Intercompany payables		246,127
Current liabilities excluding intercompany payables	499,785	413,951
Current liabilities	499,785	660,078
Non-current liabilities	241,115	226,114
Total liabilities	740,900	640,065
Total shareholders’ equity (net assets)	(551,629)	(532,294)
Consolidated Total [Member]
Condensed Financial Statements, Captions [Line Items]
Intercompany receivables	196,336
Current assets excluding intercompany receivables	341,554	466,218
Current assets	537,890	466,218
Non-current assets excluding investment in subsidiaries		36,955
Non-current assets		36,955
Total assets	537,890	503,173
Intercompany payables	196,336
Current liabilities excluding intercompany payables	5,483,879	4,717,577
Current liabilities	5,680,215	4,717,577
Non-current liabilities	241,115	406,841
Total liabilities	5,921,330	5,124,418
Total shareholders’ equity (net assets)	(5,383,440)	(4,621,245)
VIE and its Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Intercompany receivables		6,275,233
Current assets excluding intercompany receivables	106,629	293,021
Current assets	106,629	6,568,254
Non-current assets excluding investment in subsidiaries		21,726
Non-current assets		21,726
Total assets	106,629	314,747
Intercompany payables		6,878,456
Current liabilities excluding intercompany payables	4,939,851	4,295,643
Current liabilities	4,939,851	11,174,099
Non-current liabilities		158,084
Total liabilities	4,939,851	4,453,727
Total shareholders’ equity (net assets)	¥ (4,833,222)	¥ (4,138,980)